Note 28 - Financial Instruments - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	$ 11,016	$ 11,724
Borrowings	22,480	25,896
Finance leases	290	619
Total	33,786	38,239
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	11,016	11,724
Borrowings	2,556	5,498
Finance leases	147	291
Total	13,719	17,513
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)
Borrowings	19,924	14,111
Finance leases	143	328
Total	20,067	14,439
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)
Borrowings		6,287
Finance leases
Total		6,287
Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)
Borrowings
Finance leases
Total